Intangible Assets, Net (Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 98	$ 91	$ 98
2021	101
2022	99
2023	88
2024	78
2025	$ 71
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years